Provision for lawsuits and administrative proceedings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	$ 8,082	$ 17,947
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings		15,747	$ 17,081	$ 15,995
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	7,532	2,096	980	470
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	$ 550	$ 104	$ 21	$ 4